N-2 - USD ($)			2 Months Ended	12 Months Ended
		Apr. 29, 2024	Dec. 31, 2021 [8]	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2021	[8]
Cover [Abstract]
Entity Central Index Key		0001870714
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		OAKTREE DIVERSIFIED INCOME FUND INC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class D Shares	Class T Shares
Shareholder Transaction Expenses:
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)(1)	None	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(1)	None	None
Repurchase Fee (2)	2.00%	2.00%

(1)
While neither the Fund nor the Distributor imposes an initial sales charge on Class D Shares, if you buy Class D Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Class D Shares and Class T Shares will be sold on a continuous basis at the Fund’s then current net asset value (“NAV”) per Share, plus for Class T Shares only, a maximum front-end sales commission of 3.00%. Please consult your financial intermediary for additional information. Investors that purchase $1,000,000 or more of the Fund’s Class T Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $1,000,000 or more of Class T Shares will be subject to an early withdrawal charge of 1.00% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges — Class T Shares” and “Sales at Net Asset Value” below.

(2)
The Fund may impose repurchase fees of up to 2.00% on shares accepted for repurchase that have been held for less than one year.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of average net assets attributable to Shares):
Management Fees (3)	1.41%	1.41%
Distribution and/or Service (Rule 12b-1) Fees (4)	None	0.75%
Interest Expense (5)	0.98%	0.98%
Other Expenses (6)	0.63%	0.63%
Total Annual Fund Operating Expenses	3.02%	3.77%
Fees Waived and/or Expenses Reimbursed or Recouped (7)	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment	3.09%	3.84%
(3)
Pursuant to an investment advisory agreement, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% (the “Management Fee”) of the Fund’s Managed Assets. Managed Assets are defined as the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) and derivatives will be valued at their market value. The fee shown above is based upon outstanding financial leverage of 13.21% of the Fund’s Managed Assets. The Management Fee estimate in the table is greater than 1.25% since it is computed as a percentage of the Fund’s average net assets. If financial leverage of more than 13.21% of the Fund’s Managed Assets is used, the management fees shown would be higher.

(4)
The maximum annual rate at which distribution fees may be paid under the Distribution Plan is 0.75% for Class T Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class T Shares).
(5)
Interest Expense shown in the table above assumes financial leverage of 13.21% of the Fund’s Managed Assets, based upon the Fund’s outstanding borrowings as of December 31, 2023, of approximately $35,000,000 in borrowings outstanding under the Senior Secured Revolving Credit Facility (the “Credit Facility”) with Sumitomo Mitsui Banking Corporation, at a weighted average daily interest rate of 6.47% for the Credit Facility.

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(6)
“Other Expenses” represents the Fund expenses as they are calculated in the Fund’s Annual Report, which includes the Acquired Fund Fees and Expenses (”AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other registered investment companies. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment for the Fund do not correlate to the Ratios to Average Net Assets-Gross operating expenses and Net expenses, including fee waivers and reimbursement in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes, expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The Fund may charge up to 0.25% for shareholder servicing fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with Shareholders whose Shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
(7)
The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund, including organizational expenses and offering costs, to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest (including, “Interest Payments on Borrowed Funds”), taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 2.10% for Class D Shares and 2.85% for Class T Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2025, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Directors with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of (1) the expense cap in place at the time such amounts were waived, or (2) the Fund’s current expense cap. In addition, The Adviser has contractually agreed to limit the shareholder servicing fees for each share class to the extent necessary to maintain such fees at no more than 0.10% (the “Annual Limit”) of the average daily net assets of the Fund’s Class D Shares and Class T Shares, respectively, until at least April 30, 2025. Thereafter, this arrangement may be extended, terminated, or modified by the Adviser in its sole discretion and at any time. If the Fund’s Class D Shares or Class T Shares operate below the total expense ratio for each share class after fee waivers and/or expense reimbursement (as discussed herein), this arrangement will continue to limit the shareholder servicing fees for each share class to the extent necessary to maintain the shareholder servicing fee expense cap, as described above. The Fund’s actual shareholder servicing fees may differ from the estimates above. Any shareholder servicing fee reimbursed or otherwise absorbed by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s shareholder servicing fees (after the repayment is taken into account) to exceed the lesser of (1) the Annual Limit in place at the time such amounts were waived, or (2) the Fund’s current Annual Limit.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return. The fee waiver is taken into account only for the one-year expense example: (1)
If you redeem your Shares at the end of each period:
	1-Year	3-Year	5-Year	10-Year
Class D Shares	$52	$94	$159	$334
Class T Shares	$87	$142	$219	$419
If you do not redeem your Shares:
	1-Year	3-Year	5-Year	10-Year
Class D Shares	$31	$94	$159	$334
Class T Shares	$67	$142	$219	$419

(1)
The example above should not be considered a representation of future expenses, and actual expenses may be greater or less than those show. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class D Shares of the Fund, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses (based on average net assets) that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The table is based on the capital structure of the Fund as of December 31, 2023. The expenses in this table for the Class T Shares are estimates for the current fiscal year. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of common shares, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of public offering price
Other Expenses, Note [Text Block]		“Other Expenses” represents the Fund expenses as they are calculated in the Fund’s Annual Report, which includes the Acquired Fund Fees and Expenses (”AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other registered investment companies. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment for the Fund do not correlate to the Ratios to Average Net Assets-Gross operating expenses and Net expenses, including fee waivers and reimbursement in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes, expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The Fund may charge up to 0.25% for shareholder servicing fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with Shareholders whose Shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
Management Fee not based on Net Assets, Note [Text Block]		Pursuant to an investment advisory agreement, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% (the “Management Fee”) of the Fund’s Managed Assets. Managed Assets are defined as the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) and derivatives will be valued at their market value. The fee shown above is based upon outstanding financial leverage of 13.21% of the Fund’s Managed Assets. The Management Fee estimate in the table is greater than 1.25% since it is computed as a percentage of the Fund’s average net assets. If financial leverage of more than 13.21% of the Fund’s Managed Assets is used, the management fees shown would be higher.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s Investment Objective and Principal Strategies
The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally, including in emerging market countries, in high conviction opportunities across Oaktree Fund Advisors, LLC’s (the “Adviser”) performing credit platform of high-yield bonds, senior loans, including covenant-lite loans, structured credit, emerging markets debt and convertibles, inclusive of public sector companies that trade on the public markets and private companies that do not have securities trading on the public markets. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the Adviser based on its holistic, bottom-up proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. The Adviser’s performing credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this Prospectus. Structured credit may include collateralized loan obligations (CLOs), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and other asset-based securities. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up, credit research; and (3) allocating capital opportunistically among asset classes based on the Adviser’s assessment of relative value.
Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in credit related investments, including, but not limited to, fixed income securities (investment grade debt and high-yield debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without Shareholder approval. The Fund will provide Shareholders with written notice at least 60 days prior to the implementation of any such changes.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1 1∕2 to 3-year range), as calculated by the Adviser, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
On behalf of the Fund, the Adviser employs a fundamental, value-driven approach with an emphasis on risk control. Bruce Karsh, Wayne Dahl, Armen Panossian, Danielle Poli and David Rosenberg are primarily responsible for management of the Fund. Bruce Karsh is the lead portfolio manager for the Fund. This seasoned team is responsible for building a portfolio from the bottom up, leveraging proprietary credit research and market analysis across the firm’s investment areas. The Fund allocates flexibly among credit asset classes, including public sector companies that trade on the public markets and private companies that do not have securities trading on the public markets, based on changing market conditions and relative value insights applied from Oaktree’s Global Credit Investment Committee, which in addition to the Fund’s co-portfolio managers includes senior credit investment professionals, which manage asset-class specific portfolios at the firm. The Fund’s all-weather investment strategy will enable the portfolio to perform well in periods of market dislocation, informed by Oaktree’s contrarian investment style. Oaktree’s contrarian investment style refers to investors who prioritize downside protection and patience over immediate capital deployment. Oaktree’s expertise and experience in distressed debt investing informs and guides it in analyzing new investments and as a result, its extensive distressed investing experience should allow it to minimize downside risk associated with investments made on behalf of the Fund. The Fund further manages risk and opportunity through holistic portfolio analysis conducted by Oaktree’s portfolio analytics and risk group. Holistic portfolio analysis encompasses a focus on the entire portfolio of investments versus a focus on a credit-by-credit basis.
The Fund generally invests in securities from the Adviser’s credit strategies selected with the objective of maximizing risk-adjusted returns. The Adviser’s credit strategy portfolio managers select these securities based upon input from the firm’s research analysts who are responsible for underwriting credit risk in the Fund. Fund allocations are determined by the Adviser’s analysis of fundamental, valuation, technical and other market factors. Both qualitative and quantitative inputs are considered in the allocation process. Importantly, the allocation of the Fund’s assets will change over time, sometimes rapidly, based on the Adviser’s relative value assessment. Active portfolio and risk management are designed to ensure optimal portfolio positioning, including diversity of industries and issuers across asset classes. The Fund’s investments, allocations, performance attribution, risk sensitivities and characteristics are monitored by the Adviser on a daily basis. Stress testing and scenario analysis is also performed.
The Fund follows the Adviser’s “buy” and “sell” disciplines, overseen by the Fund’s co-portfolio managers:
Buy Discipline
Investments are made if: (a) the absolute amount of risk is acceptable; (b) the promised yield compensates for the risk; and (c) the investment’s relationship between risk and return is adequately attractive relative to the opportunity set.
Sell Discipline
In general, the Fund will consider selling an investment if: (a) it is early in spotting actual or potential deterioration in credit quality before it is reflected in the security’s price; (b) the security’s price has significantly appreciated, lowering its yield; or (c) another security is available that offers a better risk/ reward trade-off.
Monitoring
If the investment is made, it is systematically monitored by the strategy portfolio manager(s) and supporting analysts on an ongoing basis to assure its credit quality remains satisfactory. Broader portfolio and risk monitoring is performed by a dedicated risk and analytics team.
Implementation
Asset allocation decisions also necessitate trading activity, and securities may be bought or sold to increase or decrease various asset class exposures. Depending on the security type, buy and sell decisions are either transacted by the strategy portfolio manager or by execution traders.

Risk Factors [Table Text Block]
Principal Risks of the Fund
Investing in the Fund’s Shares involves a number of significant risks. Before you invest in the Fund’s Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objective, investment policies, capital structure or trading markets similar to the Fund.

Investment Risk
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund — Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s response to these market movements may not be successful. The Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk
Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, there is significant uncertainty around how the Russian invasion of Ukraine and the conflict in Israel and Gaza will evolve, as well as the potential economic impacts to the U.S. that could result from the conflicts. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. In addition, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund may invest. The effects of the COVID-19 pandemic, or other future epidemics or pandemics, to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown and cannot be predicted.

Inflation Risk
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether it may decline.
Although the Federal Reserve has raised the federal funds rate, there is no guarantee that such increases will be effective at lowering inflation. Unanticipated or persistent inflation may have a material and adverse impact on the financial conditions or operating results of issuers in which the Fund may invest, which may cause the value of the Fund’s investments to decline. In addition, higher interest rates that often accompany or follow periods of high inflation may cause investors to favor asset classes other than common stocks, which may lead to broader market declines not necessarily related to the performance of any specific investment or specific issuers.

Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser may make less than optimal or poor asset allocation decisions. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Issuer Risk
The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Repurchase Offers Risk
As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Directors. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares before prorating other amounts tendered. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxation” in the Statement of Additional Information.

Large Shareholder Risk
To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser will not be given priority over Shareholders that are affiliates of the Adviser, whose holdings in the Fund may be significant and may have the effect of diluting third-party Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund — Repurchase Offers Risk.”

Management Risk
The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser to achieve the Fund’s investment objective. The Fund expects that the Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement (as defined below). The Fund can offer no assurance, however, that the senior investment professionals of the Adviser will continue to provide investment advice to the Fund. The loss of any member of the Adviser’s investment committee or of other senior investment professionals of the Adviser and its affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Interest Rate Risk
General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds.
A significant increase in market interest rates could harm the Fund’s ability to attract new portfolio companies and originate new loans and investments. The Fund expects that a majority of its investments in debt will continue to be at floating rates with a floor. However, in the event that the Fund makes investments in debt at variable rates, a significant increase in market interest rates could also result in an increase in the Fund’s non-performing assets and a decrease in the value of the Fund’s portfolio because the Fund’s floating-rate loan portfolio companies may be unable to meet higher payment obligations. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Adviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Adviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Below Investment Grade (High-Yield or “Junk Bond”) Securities
Selection and supervision of high-yield securities, by the Adviser, involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Adviser’s analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries.
The ratings of Moody’s, S&P and the other Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund’s ability to achieve its investment objective may depend to a greater extent on the Adviser’s own credit analysis than investment companies which invest in investment grade securities. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Adviser’s judgment, it is advantageous to sell such securities. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade fixed income securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High-yield securities are regarded as being predominantly speculative as to the issuer’s ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of high-yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the high-yield market. If an issuer of high-yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high-yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. Other than with respect to Distressed Securities (which are discussed below), the high-yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.
High-yield securities tend to be more volatile than investment grade fixed income securities, so that adverse events may have a greater impact on the prices of high-yield securities than on investment grade fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value.
Like investment grade fixed income securities, high-yield securities are generally purchased and sold through dealers who make a market in such securities for their own accounts. There are fewer dealers, however, in the high-yield market, and thus the market may be less liquid than the market for investment grade fixed income securities, even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for high-yield securities by various dealers and the spread between the bid and asked price is generally much larger than for investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high-yield securities for investment.
Adverse conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the high-yield market and may cause the prices the Fund receives for its high-yield securities to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.
The risk of loss due to default by an issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were to be exercised by an issuer during a period of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thereby decreasing the net investment income to the Fund and dividends to Shareholders.
The high-yield securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high-yield securities. Structured notes and other related instruments are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, and by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upward or downward (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Fund’s use of structured instruments may not work as intended.
The Fund may receive warrants or other non-income producing equity securities in connection with its investments in high-yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security or upon the restructuring or bankruptcy of investments owned by the Fund.
Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Distressed Securities
The Fund may invest in securities of corporate issuers that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest or in significant risk of being in such default, or that are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or, if unrated, are considered by the Adviser to be of comparable quality (collectively, “Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks its secondary objective of capital appreciation through investment in Distressed Securities, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Distressed Securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities.

Bank Loan Risk
Bank loans (including senior loans) are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in bank loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that bank loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.
The Fund that invests in senior loans may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale because, among other reasons, they may not be listed on any exchange, or a secondary market for such loans may not exist or if a secondary market exists, it may be comparatively illiquid relative to markets for other more liquid fixed income securities. As a result, in some cases, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Furthermore, restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans more difficult to sell at what the Adviser believes to be a fair price for such security. These factors may result in the Fund being unable to realize full value for the senior loans and/or may result in the Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the Fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the Fund. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. The Adviser will determine the liquidity of the Fund’s investments by reference to market conditions and contractual provisions. Senior loans may not be securities and therefore an investor in senior loans may not receive the protection of the federal securities laws.
The Fund may also invest in second-lien loans, which entail risks including (a) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The level of risk associated with investments in second-lien loans increases to the extent such investments are loans of distressed or below investment grade companies.

Covenant-Lite Loans
The Fund may invest in, or obtain exposure to, loans that may be “covenant-lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Collateralized Loan Obligation (“CLO”)
CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Fund’s Board of Directors. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage- and Asset-Backed Securities
The Fund may invest in a variety of mortgage related and other asset-backed securities, including both commercial and residential mortgage securities and other mortgage-backed instruments issued on a public or private basis. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Because of prepayment risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Residential Mortgage-Backed Securities Risk
The investment characteristics of RMBS differ from those of traditional debt securities. The major differences include the fact that, on certain RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Subordinated classes of CMOs are entitled to receive repayment of principal in many cases only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes of CMOs guaranteed by an agency or instrumentality of the U.S. Government.

Commercial Mortgage-Backed Securities Risk
CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Derivatives Risk
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, it could lose more than the amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Shareholders.
Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrallycleared derivatives might not be available for OTC derivatives transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.
It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.

Privacy and Data Security Laws
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020, which provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk
The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment at approximately the value ascribed to it by the Fund. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Valuation Risk
The Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. Because the secondary markets for certain investments may be limited, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

Leverage Risk
The Fund currently intends to use leverage to seek to achieve its investment objective. The borrowing of money or issuance of debt securities and preferred stock represents the leveraging of the Fund’s Shares. In addition, the Fund may also leverage its Shares through investment techniques, such as reverse repurchase agreements, writing credit default swaps, or futures. Leverage creates risks which may adversely affect the return for the holders of Shares including:
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the likelihood of greater volatility of NAV and market price of and distributions in the Fund’s Shares;

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fluctuations in the dividend rates on any preferred stock or in interest rates on borrowings and short-term debt;

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increased operating costs, which are effectively borne by Shareholders, may reduce the Fund’s total return; and

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the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred stock remain fixed.

In addition, the rights of lenders and the holders of preferred stock and debt securities issued by the Fund will be senior to the rights of the holders of Shares with respect to the payment of dividends or to the distribution of assets upon liquidation. Holders of preferred stock have voting rights in addition to and separate from the voting rights of Shareholders. The holders of preferred stock, on the one hand, and the holders of the Shares, on the other hand, may have interests that conflict in certain situations.
Leverage is a speculative technique that could adversely affect the returns to Shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced or potentially eliminated (or, in the case of distributions, will consist of return of capital).
The Fund will pay (and the Shareholders will bear) all costs and expenses relating to the Fund’s use of leverage, which will result in the reduction of the NAV of the Shares.
The Fund’s leverage strategy may not work as planned or achieve its goals. In addition, the amount of fees paid to the Adviser will be higher if the Fund uses leverage because the fees will be calculated on the Fund’s Managed Assets, which may create an incentive for the Adviser to leverage the Fund.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on Shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies which may issue ratings for any preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Temporary Defensive Strategies Risk
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the Adviser anticipates unusual market or other conditions. When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may, without limitation, hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.

Focused Investment Risk
To the extent that the Fund focuses its investments in a particular industry, the NAV of the Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Risk of Regulatory Changes
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Risks Associated with Status as a Regulated Investment Company
The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.

Potential Conflicts of Interest Risk
The Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Adviser and its affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Adviser and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Adviser and its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Adviser or its affiliates achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser and its affiliates in a fair and equitable manner.

Foreign Currency Risk
The Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability.

Income and Distribution Risk
The income that Shareholders receive from the Fund is expected to be based in part on income from short-term gains that the Fund earns from dividends and other distributions received from its investments. If the distribution rates or yields of the Fund’s holdings decrease, Shareholders’ income from the Fund could decline. In selecting equity income securities in which the Fund will invest, the Adviser will consider the issuer’s history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer’s history of paying dividends or other distributions, however, does not guarantee that the issuer will continue to pay dividends or other distributions in the future. The dividend income stream associated with equity income securities generally is not fixed but is elected and declared at the discretion of the issuer’s board of directors and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, an issuer may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer’s discretion. There can be no assurance that quarterly distributions paid by the Fund to the Shareholders will be maintained at initial levels or increase over time.

Cyber Security Risk
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser was unavailable in the event of a disaster, the Fund’s ability to effectively conduct is business could be severely compromised.
The Fund and the Adviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund and the Adviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund and the Adviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, Shareholders and/or a portfolio company, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, or the Adviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Emerging Markets Risk
The Fund may invest in securities of companies in an “emerging market.” Investments in emerging market securities involve a greater degree of risk than, and special risks in addition to the risks associated with, investments in domestic securities or in securities of foreign, developed countries. Foreign investment risk may be particularly high to the extent that the Fund invests in securities of issuers based or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based or doing business in emerging markets entails all of the risks of investing in securities of foreign issuers, including being less liquid, more volatile and harder to value than U.S. securities, but to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii) potential difficulties in enforcing contractual obligations; and (viii) higher rates of inflation, higher interest rates and other economic concerns. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt, in default or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high-yield risk.

Infectious Illness Risk
A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.
The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced, and could continue to experience, particularly large losses as a result of new variants of COVID-19.

Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilutive provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with
		respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
Effects of Leverage [Text Block]
Effects of Leverage
Assuming that leverage will represent approximately 13.21% of the Fund’s Managed Assets, the rate of return on the Fund’s investments would need to exceed 0.86% in order to cover the leverage costs on the borrowings.
The following table is designed to illustrate the effect of leverage on Common Share Total Return (as retainer return), assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. “Principal Risks of the Fund — Leverage Risk.” Actual returns may be greater or less than those reflected in the table.
The table further reflects the (i) use of financial leverage representing approximately 13.21% of the Fund’s Managed Assets and (ii) interest costs to the Fund at an average annual rate of 6.47% on the borrowings with respect to such financial leverage.
Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-12.51%	-6.75%	-0.99%	4.78%	10.54%
“Common Share Total Return” is composed of two elements: (i) the Common Share dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying expenses on any forms of leverage outstanding) and (ii) gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.
If the Fund uses leverage, the amount of fees paid to the Adviser for its services will be higher than if the Fund does not use leverage because the fees paid are calculated based on the average daily value of the Fund’s Managed Assets, which includes assets purchased with leverage. Therefore, the Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Adviser, on the one hand, and the Shareholders, on the other hand, as only the Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage. See “Principal Risks of the Fund.” The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser’s assessment of the yield curve, interest rate trends, market conditions and other factors.

Annual Interest Rate [Percent]		6.47%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-12.51%	-6.75%	-0.99%	4.78%	10.54%

Return at Minus Ten [Percent]		(12.51%)
Return at Minus Five [Percent]		(6.75%)
Return at Zero [Percent]		(0.99%)
Return at Plus Five [Percent]		4.78%
Return at Plus Ten [Percent]		10.54%
No Public Trading [Text Block]		The Fund’s Shares are not listed for trading on any national securities exchange.
No Trading History [Text Block]		The Fund’s Shares have no trading market and no market is expected to develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Securities
The information contained under this heading is only a summary and is subject to the provisions contained in the Fund’s Charter and Bylaws and the laws of the State of Maryland.

Common Stock
General.  The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $.001 par value per share, 500,000,000 of which have been classified as Class D Shares and 500,000,000 of which have been classified as Class T Shares (collectively “Shares” and respectively, “Class D Shares” and “Class T Shares”). The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.
All common stock offered pursuant to this Prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Limitations on Distributions.  If any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”
If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Liquidation Rights.  Shareholders are entitled to share ratably in the assets legally available for distribution to Shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of stock, including any preferred stock. The rights of Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.

Voting Rights.  Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of Shareholders, including the election of Directors. The Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast one-third of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Directors. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the class of directors whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to the Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.

Preferred Stock
General.  The Charter authorizes the issuance of up to 1,000,000,000 shares of preferred stock, $.001 par value per share, with preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption as determined by the Board of Directors.
Our Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and under the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series.

Distributions.  Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The Prospectus for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.
Limitations on Distributions.  If the Fund has senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

Liquidation Rights.  In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of the Fund’s assets. Preferred stock ranks junior to the Fund’s debt securities upon liquidation, dissolution or winding up.

Voting Rights.  Except as otherwise indicated in the Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.
The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the Directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by Shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the
Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any shares of the Fund’s preferred stock are outstanding.
The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

Rights Subject to Other than Majority Vote [Text Block]
Action by Shareholders
Under Maryland law, shareholder action can be taken only at an annual or special meeting of shareholders or, unless the charter provides for shareholder action by less than unanimous written consent (which is not the case for the Charter), by unanimous written consent in lieu of a meeting.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund — Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s response to these market movements may not be successful. The Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, there is significant uncertainty around how the Russian invasion of Ukraine and the conflict in Israel and Gaza will evolve, as well as the potential economic impacts to the U.S. that could result from the conflicts. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. In addition, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund may invest. The effects of the COVID-19 pandemic, or other future epidemics or pandemics, to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown and cannot be predicted.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether it may decline.
Although the Federal Reserve has raised the federal funds rate, there is no guarantee that such increases will be effective at lowering inflation. Unanticipated or persistent inflation may have a material and adverse impact on the financial conditions or operating results of issuers in which the Fund may invest, which may cause the value of the Fund’s investments to decline. In addition, higher interest rates that often accompany or follow periods of high inflation may cause investors to favor asset classes other than common stocks, which may lead to broader market declines not necessarily related to the performance of any specific investment or specific issuers.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser may make less than optimal or poor asset allocation decisions. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Directors. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares before prorating other amounts tendered. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxation” in the Statement of Additional Information.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk
To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser will not be given priority over Shareholders that are affiliates of the Adviser, whose holdings in the Fund may be significant and may have the effect of diluting third-party Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund — Repurchase Offers Risk.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser to achieve the Fund’s investment objective. The Fund expects that the Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement (as defined below). The Fund can offer no assurance, however, that the senior investment professionals of the Adviser will continue to provide investment advice to the Fund. The loss of any member of the Adviser’s investment committee or of other senior investment professionals of the Adviser and its affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Below Investment Grade (High-yield Or “Junk Bond”) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High-Yield or “Junk Bond”) Securities
Selection and supervision of high-yield securities, by the Adviser, involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Adviser’s analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries.
The ratings of Moody’s, S&P and the other Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund’s ability to achieve its investment objective may depend to a greater extent on the Adviser’s own credit analysis than investment companies which invest in investment grade securities. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Adviser’s judgment, it is advantageous to sell such securities. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade fixed income securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High-yield securities are regarded as being predominantly speculative as to the issuer’s ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of high-yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the high-yield market. If an issuer of high-yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high-yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. Other than with respect to Distressed Securities (which are discussed below), the high-yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.
High-yield securities tend to be more volatile than investment grade fixed income securities, so that adverse events may have a greater impact on the prices of high-yield securities than on investment grade fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value.
Like investment grade fixed income securities, high-yield securities are generally purchased and sold through dealers who make a market in such securities for their own accounts. There are fewer dealers, however, in the high-yield market, and thus the market may be less liquid than the market for investment grade fixed income securities, even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for high-yield securities by various dealers and the spread between the bid and asked price is generally much larger than for investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high-yield securities for investment.
Adverse conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the high-yield market and may cause the prices the Fund receives for its high-yield securities to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.
The risk of loss due to default by an issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were to be exercised by an issuer during a period of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thereby decreasing the net investment income to the Fund and dividends to Shareholders.
The high-yield securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high-yield securities. Structured notes and other related instruments are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, and by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upward or downward (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Fund’s use of structured instruments may not work as intended.
The Fund may receive warrants or other non-income producing equity securities in connection with its investments in high-yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security or upon the restructuring or bankruptcy of investments owned by the Fund.
Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities
The Fund may invest in securities of corporate issuers that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest or in significant risk of being in such default, or that are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or, if unrated, are considered by the Adviser to be of comparable quality (collectively, “Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks its secondary objective of capital appreciation through investment in Distressed Securities, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Distressed Securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bank Loan Risk
Bank loans (including senior loans) are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in bank loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that bank loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.
The Fund that invests in senior loans may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale because, among other reasons, they may not be listed on any exchange, or a secondary market for such loans may not exist or if a secondary market exists, it may be comparatively illiquid relative to markets for other more liquid fixed income securities. As a result, in some cases, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Furthermore, restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans more difficult to sell at what the Adviser believes to be a fair price for such security. These factors may result in the Fund being unable to realize full value for the senior loans and/or may result in the Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the Fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the Fund. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. The Adviser will determine the liquidity of the Fund’s investments by reference to market conditions and contractual provisions. Senior loans may not be securities and therefore an investor in senior loans may not receive the protection of the federal securities laws.
The Fund may also invest in second-lien loans, which entail risks including (a) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The level of risk associated with investments in second-lien loans increases to the extent such investments are loans of distressed or below investment grade companies.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans
The Fund may invest in, or obtain exposure to, loans that may be “covenant-lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Collateralized Loan Obligation (“Clo”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligation (“CLO”)
CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Fund’s Board of Directors. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage- And Asset-backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage- and Asset-Backed Securities
The Fund may invest in a variety of mortgage related and other asset-backed securities, including both commercial and residential mortgage securities and other mortgage-backed instruments issued on a public or private basis. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Because of prepayment risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Residential Mortgage-backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Mortgage-Backed Securities Risk
The investment characteristics of RMBS differ from those of traditional debt securities. The major differences include the fact that, on certain RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Subordinated classes of CMOs are entitled to receive repayment of principal in many cases only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes of CMOs guaranteed by an agency or instrumentality of the U.S. Government.

Commercial Mortgage-backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Mortgage-Backed Securities Risk
CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, it could lose more than the amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Shareholders.
Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrallycleared derivatives might not be available for OTC derivatives transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.
It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.

Privacy And Data Security Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Laws
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020, which provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment at approximately the value ascribed to it by the Fund. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. Because the secondary markets for certain investments may be limited, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund currently intends to use leverage to seek to achieve its investment objective. The borrowing of money or issuance of debt securities and preferred stock represents the leveraging of the Fund’s Shares. In addition, the Fund may also leverage its Shares through investment techniques, such as reverse repurchase agreements, writing credit default swaps, or futures. Leverage creates risks which may adversely affect the return for the holders of Shares including:
•
the likelihood of greater volatility of NAV and market price of and distributions in the Fund’s Shares;

•
fluctuations in the dividend rates on any preferred stock or in interest rates on borrowings and short-term debt;

•
increased operating costs, which are effectively borne by Shareholders, may reduce the Fund’s total return; and

•
the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred stock remain fixed.

In addition, the rights of lenders and the holders of preferred stock and debt securities issued by the Fund will be senior to the rights of the holders of Shares with respect to the payment of dividends or to the distribution of assets upon liquidation. Holders of preferred stock have voting rights in addition to and separate from the voting rights of Shareholders. The holders of preferred stock, on the one hand, and the holders of the Shares, on the other hand, may have interests that conflict in certain situations.
Leverage is a speculative technique that could adversely affect the returns to Shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced or potentially eliminated (or, in the case of distributions, will consist of return of capital).
The Fund will pay (and the Shareholders will bear) all costs and expenses relating to the Fund’s use of leverage, which will result in the reduction of the NAV of the Shares.
The Fund’s leverage strategy may not work as planned or achieve its goals. In addition, the amount of fees paid to the Adviser will be higher if the Fund uses leverage because the fees will be calculated on the Fund’s Managed Assets, which may create an incentive for the Adviser to leverage the Fund.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on Shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies which may issue ratings for any preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the Adviser anticipates unusual market or other conditions. When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may, without limitation, hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular industry, the NAV of the Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Risk Of Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Regulatory Changes
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Risks Associated With Status As A Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Status as a Regulated Investment Company
The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
The Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Adviser and its affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Adviser and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Adviser and its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Adviser or its affiliates achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser and its affiliates in a fair and equitable manner.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
The Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability.

Income And Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income and Distribution Risk
The income that Shareholders receive from the Fund is expected to be based in part on income from short-term gains that the Fund earns from dividends and other distributions received from its investments. If the distribution rates or yields of the Fund’s holdings decrease, Shareholders’ income from the Fund could decline. In selecting equity income securities in which the Fund will invest, the Adviser will consider the issuer’s history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer’s history of paying dividends or other distributions, however, does not guarantee that the issuer will continue to pay dividends or other distributions in the future. The dividend income stream associated with equity income securities generally is not fixed but is elected and declared at the discretion of the issuer’s board of directors and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, an issuer may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer’s discretion. There can be no assurance that quarterly distributions paid by the Fund to the Shareholders will be maintained at initial levels or increase over time.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser was unavailable in the event of a disaster, the Fund’s ability to effectively conduct is business could be severely compromised.
The Fund and the Adviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund and the Adviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund and the Adviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, Shareholders and/or a portfolio company, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, or the Adviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The Fund may invest in securities of companies in an “emerging market.” Investments in emerging market securities involve a greater degree of risk than, and special risks in addition to the risks associated with, investments in domestic securities or in securities of foreign, developed countries. Foreign investment risk may be particularly high to the extent that the Fund invests in securities of issuers based or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based or doing business in emerging markets entails all of the risks of investing in securities of foreign issuers, including being less liquid, more volatile and harder to value than U.S. securities, but to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii) potential difficulties in enforcing contractual obligations; and (viii) higher rates of inflation, higher interest rates and other economic concerns. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt, in default or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high-yield risk.

Infectious Illness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infectious Illness Risk
A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.
The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced, and could continue to experience, particularly large losses as a result of new variants of COVID-19.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilutive provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with
		respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds.
A significant increase in market interest rates could harm the Fund’s ability to attract new portfolio companies and originate new loans and investments. The Fund expects that a majority of its investments in debt will continue to be at floating rates with a floor. However, in the event that the Fund makes investments in debt at variable rates, a significant increase in market interest rates could also result in an increase in the Fund’s non-performing assets and a decrease in the value of the Fund’s portfolio because the Fund’s floating-rate loan portfolio companies may be unable to meet higher payment obligations. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Adviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Adviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Other Transaction Expense 2 [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.41%
Interest Expenses on Borrowings [Percent]	[4]	0.98%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.63%
Total Annual Expenses [Percent]		3.02%
Waivers and Reimbursements of Fees [Percent]	[7]	0.07%
Net Expense over Assets [Percent]		3.09%
Expense Example, Year 01		$ 52
Expense Example, Years 1 to 3		94
Expense Example, Years 1 to 5		159
Expense Example, Years 1 to 10		$ 334
General Description of Registrant [Abstract]
Annual Dividend Payment	[9]		$ (0.01)	$ (0.69)	$ (0.65)
NAV Per Share			$ 9.94	$ 8.88	$ 8.59	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Shares
Outstanding Security, Authorized [Shares]		500,000,000
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Other Transaction Expense 2 [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.41%
Interest Expenses on Borrowings [Percent]	[4]	0.98%
Distribution/Servicing Fees [Percent]	[5]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.63%
Total Annual Expenses [Percent]		3.77%
Waivers and Reimbursements of Fees [Percent]	[7]	0.07%
Net Expense over Assets [Percent]		3.84%
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		142
Expense Example, Years 1 to 5		219
Expense Example, Years 1 to 10		$ 419
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class T Shares
Outstanding Security, Authorized [Shares]		500,000,000
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Common Stock
General.  The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $.001 par value per share, 500,000,000 of which have been classified as Class D Shares and 500,000,000 of which have been classified as Class T Shares (collectively “Shares” and respectively, “Class D Shares” and “Class T Shares”). The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.
All common stock offered pursuant to this Prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Limitations on Distributions.  If any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”
If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Liquidation Rights.  Shareholders are entitled to share ratably in the assets legally available for distribution to Shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of stock, including any preferred stock. The rights of Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.

Voting Rights.  Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of Shareholders, including the election of Directors. The Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast one-third of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Directors. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the class of directors whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to the Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.

Security Dividends [Text Block]
Limitations on Distributions.  If any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”
If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Security Voting Rights [Text Block]
Voting Rights.  Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of Shareholders, including the election of Directors. The Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast one-third of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Directors. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the class of directors whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to the Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.

Security Liquidation Rights [Text Block]
Liquidation Rights.  Shareholders are entitled to share ratably in the assets legally available for distribution to Shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of stock, including any preferred stock. The rights of Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.

Security Preemptive and Other Rights [Text Block]		Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.
Outstanding Security, Title [Text Block]		common stock
Outstanding Security, Authorized [Shares]		1,000,000,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Preferred Stock
General.  The Charter authorizes the issuance of up to 1,000,000,000 shares of preferred stock, $.001 par value per share, with preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption as determined by the Board of Directors.
Our Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and under the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series.

Distributions.  Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The Prospectus for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.
Limitations on Distributions.  If the Fund has senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

Liquidation Rights.  In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of the Fund’s assets. Preferred stock ranks junior to the Fund’s debt securities upon liquidation, dissolution or winding up.

Voting Rights.  Except as otherwise indicated in the Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.
The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the Directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by Shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the
Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any shares of the Fund’s preferred stock are outstanding.
The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

Security Dividends [Text Block]
Distributions.  Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The Prospectus for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.
Limitations on Distributions.  If the Fund has senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

Security Voting Rights [Text Block]
Voting Rights.  Except as otherwise indicated in the Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.
The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the Directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by Shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the
Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any shares of the Fund’s preferred stock are outstanding.
The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Rights.  In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of the Fund’s assets. Preferred stock ranks junior to the Fund’s debt securities upon liquidation, dissolution or winding up.

Outstanding Security, Title [Text Block]		preferred stock
Outstanding Security, Authorized [Shares]		1,000,000,000

[1]	While neither the Fund nor the Distributor imposes an initial sales charge on Class D Shares, if you buy Class D Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Class D Shares and Class T Shares will be sold on a continuous basis at the Fund’s then current net asset value (“NAV”) per Share, plus for Class T Shares only, a maximum front-end sales commission of 3.00%. Please consult your financial intermediary for additional information. Investors that purchase $1,000,000 or more of the Fund’s Class T Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $1,000,000 or more of Class T Shares will be subject to an early withdrawal charge of 1.00% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges — Class T Shares” and “Sales at Net Asset Value” below.
[2]	The Fund may impose repurchase fees of up to 2.00% on shares accepted for repurchase that have been held for less than one year.
[3]	Pursuant to an investment advisory agreement, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% (the “Management Fee”) of the Fund’s Managed Assets. Managed Assets are defined as the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) and derivatives will be valued at their market value. The fee shown above is based upon outstanding financial leverage of 13.21% of the Fund’s Managed Assets. The Management Fee estimate in the table is greater than 1.25% since it is computed as a percentage of the Fund’s average net assets. If financial leverage of more than 13.21% of the Fund’s Managed Assets is used, the management fees shown would be higher.
[4]	Interest Expense shown in the table above assumes financial leverage of 13.21% of the Fund’s Managed Assets, based upon the Fund’s outstanding borrowings as of December 31, 2023, of approximately $35,000,000 in borrowings outstanding under the Senior Secured Revolving Credit Facility (the “Credit Facility”) with Sumitomo Mitsui Banking Corporation, at a weighted average daily interest rate of 6.47% for the Credit Facility.
[5]	The maximum annual rate at which distribution fees may be paid under the Distribution Plan is 0.75% for Class T Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class T Shares).
[6]	“Other Expenses” represents the Fund expenses as they are calculated in the Fund’s Annual Report, which includes the Acquired Fund Fees and Expenses (”AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other registered investment companies. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment for the Fund do not correlate to the Ratios to Average Net Assets-Gross operating expenses and Net expenses, including fee waivers and reimbursement in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes, expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The Fund may charge up to 0.25% for shareholder servicing fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with Shareholders whose Shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
[7]	The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund, including organizational expenses and offering costs, to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest (including, “Interest Payments on Borrowed Funds”), taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 2.10% for Class D Shares and 2.85% for Class T Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2025, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Directors with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of (1) the expense cap in place at the time such amounts were waived, or (2) the Fund’s current expense cap. In addition, The Adviser has contractually agreed to limit the shareholder servicing fees for each share class to the extent necessary to maintain such fees at no more than 0.10% (the “Annual Limit”) of the average daily net assets of the Fund’s Class D Shares and Class T Shares, respectively, until at least April 30, 2025. Thereafter, this arrangement may be extended, terminated, or modified by the Adviser in its sole discretion and at any time. If the Fund’s Class D Shares or Class T Shares operate below the total expense ratio for each share class after fee waivers and/or expense reimbursement (as discussed herein), this arrangement will continue to limit the shareholder servicing fees for each share class to the extent necessary to maintain the shareholder servicing fee expense cap, as described above. The Fund’s actual shareholder servicing fees may differ from the estimates above. Any shareholder servicing fee reimbursed or otherwise absorbed by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s shareholder servicing fees (after the repayment is taken into account) to exceed the lesser of (1) the Annual Limit in place at the time such amounts were waived, or (2) the Fund’s current Annual Limit.
[8]	Commencement of operations.
[9]	Distributions for annual periods determined in accordance with federal income tax regulations